General and Administrative Expenses - Summary of General and Administrative Expenses (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Expenses related to employee
Employee benefits—salaries	₩ 3,070,840		₩ 3,007,439	₩ 2,789,201
Employee benefits—others	988,778		927,665	871,014
Post-employment benefits - defined benefit plans	249,874	$ 198,284	237,315	216,891
Post-employment benefits - defined contribution plans	45,655		37,731	37,328
Termination benefits	319,794		322,970	361,098
Share-based payments	58,275		101,935	49,364
Sub-total	4,733,216		4,635,055	4,324,896
Depreciation and amortization	878,841		850,614	874,911
Other general and administrative expenses
Rental expense	121,577		112,902	116,325
Tax and dues	310,853		268,383	260,071
Communication	63,871		60,221	53,596
Electricity and utilities	35,987		36,565	32,298
Publication	11,991		13,417	13,988
Repairs and maintenance	56,221		53,218	32,448
Vehicle	19,815		16,901	14,314
Travel	23,585		13,271	12,251
Training	36,890		34,056	27,610
Service fees	264,854		260,298	238,787
Electronic data processing expenses	397,315		314,511	280,773
Advertising	227,991		210,187	236,618
Others	354,795		321,254	295,926
Sub-total	1,925,745		1,715,184	1,615,005
Total	₩ 7,537,802	$ 5,981,528	₩ 7,200,853	₩ 6,814,812